Loans And Leases (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) loan	Dec. 31, 2016 USD ($) loan
Accounts Notes And Loans Receivable [Line Items]
Loans	$ 406,406	$ 346,125
Loans 90 days or more past due and still accruing interest
Total TDR's	3,386	3,130
Allocated specific reserves to modified TDRs	$ 25	$ 22
Number of loans modified as a TDR | loan	1	1
TDR's charge-offs	$ 0	$ 0
Number of TDRs in payment default | loan		1
Cash payments of interest	$ 190	$ 216
Northpointe [Member] | Mortgage Purchase Program [Member]
Accounts Notes And Loans Receivable [Line Items]
Percent of loans risk rated for capital adequacy	100.00%
Percent of participation agreement interest	95.00%
Ownership interest in each loan is participates	5.00%
Nonaccrual [Member] | Commitments to Lend Additional Amounts [Member]
Accounts Notes And Loans Receivable [Line Items]
Total TDR's	$ 0	0
Single-Family Mortgage Loans [Member] | Northpointe [Member] | Mortgage Purchase Program [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans	37,665	46,919
Other Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Total TDR's	46,731	33,294
Accruing [Member]
Accounts Notes And Loans Receivable [Line Items]
Total TDR's	$ 3,271	$ 2,986
Commercial [Member]
Accounts Notes And Loans Receivable [Line Items]
Number of loans modified as a TDR | loan	1	1
TDR's charge-offs	$ 841	$ 239